Taxation	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Taxation
10.
Taxation
(a)
Income tax expense

Income tax expense is recognized based on management’s best knowledge of the income tax rates expected for the financial year.

(i)
Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

(ii)
Hong Kong

Under the current tax laws of Hong Kong, TME Hong Kong is subject to Hong Kong profits tax at 16.5% on its taxable income generated from the operations in Hong Kong. Dividends from TME Hong Kong is not subject to Hong Kong profits tax.

(iii)
PRC

Under the Corporate Income Tax (“CIT”) Law in the PRC, foreign invested enterprises and domestic enterprises are subject to a unified CIT rate of 25%, except for available preferential tax treatments, including tax concession for enterprise approved as “High and New Technology Enterprise” (“HNTE”) and “Software Enterprise” (“SE”), and enterprise established in certain special economic development zones. Qualified HNTE is eligible for a preferential tax rate of 15%. Qualified SE is entitled to an exemption from income tax for the first two years, commencing from the first profitable year, and a reduction of half tax rate for the next three years.

Beijing Kuwo, Yeelion Online and TME Tech Shenzhen have been recognized as HNTE by relevant government authorities and were entitled to a preferential tax rate of 15% for the years ended December 31, 2022, 2023 and 2024. For the years ended December 31, 2022 and 2023, Guangzhou Fanxing Entertainment Information Technology Co., Ltd. (“Fanxing”), a subsidiary of the Group, was recognized as HNTE by relevant government authorities and were entitled to a preferential tax rate of 15%. Guangzhou Shiyinlian Software Technology Co., Ltd. (“Shiyinlian”) was qualified as an SE and was entitled to a reduced tax rate of 12.5% for the years ended December 31, 2022 and 2023. Shiyinlian was recognized as HNTE by relevant government authorities and was entitled to a preferential tax rate of 15% for the year ended December 31, 2024.

Certain subsidiaries of the Group are entitled to other tax concession, mainly include the preferential tax rate of 15% applicable to some subsidiaries located in certain area of PRC upon fulfillment of certain requirements of the respective local government.

Furthermore, certain subsidiaries of the Group are subject to other preferential tax treatment for certain reduced tax rates ranging from 5% to 9%.

(iv)
Withholding tax

Under the current CIT Law, dividends for earnings derived from January 1, 2008 and onwards paid by PRC entities to any of their foreign non-resident enterprise investors are subject to a 10% withholding tax. A lower tax rate will be applied if tax treaty or arrangement benefits are available. Under the tax arrangement between the PRC and Hong Kong, the reduced withholding tax rate for dividends paid by PRC entities is 5% provided the Hong Kong investors meet the requirements as stipulated by relevant PRC tax regulations, such as the beneficiary owner test.

(v)
OECD Pillar Two model rules

The OECD published Pillar Two model rules in December 2021, with the effect that a jurisdiction may enact domestic tax laws (“Pillar Two legislation”) to implement the Pillar Two model rules on a globally agreed common approach. A Pillar Two legislation applies to a member of a multinational group within the scope of the Pillar Two model rules (i.e., a multinational Group that has annual revenue of EUR 750 million or more in the Consolidated Financial Statements of the Ultimate Parent Entity in at least two of the four Fiscal Years immediately preceding the tested Fiscal Year), which the Group’s ultimate holding company Tencent Holdings Limited (“Tencent”) is reasonably expected to fall into. As a partially owned parent entity (“POPE”) of Tencent, it imposes a top-up tax on Group’s profits arising in a jurisdiction whenever the effective tax rate determined by the Pillar Two model rules on a jurisdictional basis is below a minimum rate of 15%.

As at December 31, 2024, the Pillar Two legislation has not yet enacted in the Chinese mainland. Some subsidiaries are located in jurisdictions where the legislation is enacted but not yet in effect, primarily Japan. Tencent and the Group are assessing their exposure to the Pillar Two legislation and estimate that it would not materially change the Group’s income tax for the year ended December 31, 2024. Since none of the Pillar Two legislation has taken effect, the Group does not recognize any current tax for the year ended December 31, 2024. Regarding deferred income tax accounting, the Group has applied the exception to recognizing and disclosing deferred income tax assets and liabilities related to Pillar Two income taxes, as provided in the amendments to IAS 12 issued in May 2023.

The income tax expense of the Group is analyzed as follows:

	Year ended December 31,
	2022	2023	2024
	RMB’million	RMB’million	RMB’million
Current income tax	604	814	1,668
Deferred income tax (note b)	(70)	11	(65)
Total income tax expense	534	825	1,603

The taxation on the Group’s profit before income tax differs from the theoretical amount that would arise using the tax rate of 25% for the years ended December 31, 2022, 2023 and 2024, being the tax rate of the major subsidiaries of the Group before enjoying preferential tax treatments, as follows:

	Year ended December 31,
	2022	2023	2024
	RMB’million	RMB’million	RMB’million
Profit before income tax	4,373	6,045	8,712
Tax calculated at a tax rate of 25%	1,093	1,511	2,178
Effects of different tax rates applicable to different subsidiaries of the Group	(22)	(34)	(84)
Effects of preferential tax rate on assessable profit of certain subsidiaries	(764)	(888)	(932)
Expense not deductible for tax purposes	222	187	39
Income not subject to tax	-	(1)	(61)
Unrecognized deferred income tax assets	44	32	69
Utilization of previously unrecognized tax assets	(33)	(45)	(52)
Withholding tax on the earnings remitted or expected to be remitted by subsidiaries	-	75	440
Others	(6)	(12)	6
	534	825	1,603

The Group’s profit before tax consists of:

	Year ended December 31,
	2022 RMB’million	2023 RMB’million	2024 RMB’million
Non-PRC	219	311	578
PRC	4,154	5,734	8,134
	4,373	6,045	8,712

(b)
Deferred income tax

	As at December 31,
	2023	2024
	RMB’million	RMB’million
The deferred tax assets comprise temporary differences attributable to:
Prepayment and other investments	144	158
Deferred revenue	17	29
Accruals	177	185
Lease liabilities	76	61
Others	13	50
Total deferred tax assets	427	483
Set-off of deferred tax assets pursuant to set-off provisions	(75)	(61)
Net deferred tax assets	352	422
The deferred tax liabilities comprise temporary differences attributable to:
Intangible assets acquired in business combinations	167	173
Right-of-use assets	72	58
Withholding tax on earnings expected to be remitted by subsidiaries	75	-
Others	-	28
Total deferred tax liabilities	314	259
Set-off of deferred tax liabilities pursuant to set-off provisions	(75)	(61)
Net deferred tax liabilities	239	198

The recovery of deferred income tax:

	As at December 31,
	2023	2024
	RMB’million	RMB’million
Gross deferred tax assets:
to be recovered after more than 12 months	33	29
to be recovered within 12 months	394	454
	427	483
Set-off of deferred tax assets pursuant to set-off provisions	(75)	(61)
Net deferred tax assets	352	422
Gross deferred tax liabilities:
to be recovered after more than 12 months	139	113
to be recovered within 12 months	175	146
	314	259
Set-off of deferred tax liabilities pursuant to set-off provisions	(75)	(61)
Net deferred tax liabilities	239	198

The movements of deferred income tax assets were as follows:

	Prepayment and other investments	Deferred revenue	Accruals	Lease liabilities	Others	Total
	RMB’million	RMB’million	RMB’million	RMB’million	RMB’million	RMB’million
At January 1, 2023	134	49	159	86	5	433
Credited/(charged) to income statement	10	(32)	18	(10)	8	(6)
At December 31, 2023	144	17	177	76	13	427
Credited/(charged) to income statement	14	12	8	(15)	37	56
At December 31, 2024	158	29	185	61	50	483

The Group only recognizes deferred income tax assets for cumulative tax losses if it is probable that future taxable amounts will be available to utilize those tax losses. Management will continue to assess the recognition of deferred income tax assets in future reporting periods. As at December 31, 2023 and 2024, the Group did not recognize deferred income tax assets of RMB122 million and RMB93 million respectively in respect of cumulative tax losses amounting to RMB597 million and RMB543 million, respectively. These tax losses will expire from 2025 to 2034.

The movements of deferred income tax liabilities were as follows:

	Intangible assets	Right-of-use assets	Withholding tax on the earnings expected to be remitted by subsidiaries	Others	Total
	RMB’million	RMB’million	RMB’million	RMB’million	RMB’million
At January 1, 2023	215	82	-	-	297
(Credited)/charged to income statement	(60)	(10)	75	-	5
Business combinations	12	-	-	-	12
At December 31, 2023	167	72	75	-	314
(Credited)/charged to income statement	(23)	(14)	-	28	(9)
Withholding tax paid	-	-	(75)	-	(75)
Business combinations	29	-	-	-	29
At December 31, 2024	173	58	-	28	259